UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 50 Hudson Yards, New York, NY 10001.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2022 – 06/30/2023

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21413
Reporting Period: 07/01/2022 - 06/30/2023
BlackRock Floating Rate Income Strategies Fund, Inc.

============= BlackRock Floating Rate Income Strategies Fund, Inc. =============

MAXEON SOLAR TECHNOLOGIES LTD.

Ticker:       MAXN           Security ID:  Y58473102
Meeting Date: AUG 31, 2022   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adopt Financial Statements and          For       For          Management
      Directors' and Auditors' Reports
2     Elect Kris Sennesael as Director        For       For          Management
3     Approve Kris Sennesael's Directors'     For       For          Management
      Annual Fees
4     Elect Nikita Taldykin as Director       For       For          Management
5     Elect Gavin Adda as Director            For       For          Management
6     Elect Yanbing Jiang as Director         For       For          Management
7     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
8     Approve Issuance of Equity or           For       For          Management
      Equity-Linked Securities with or
      without Preemptive Rights
9     Approve Renewal of FPTC Share Purchase  For       For          Management
      Mandate
10    Approve Renewal of MLI Share Buyback    For       For          Management
      Mandate

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SUNPOWER CORPORATION

Ticker:       SPWR           Security ID:  867652406
Meeting Date: MAY 11, 2023   Meeting Type: Annual
Record Date:  MAR 15, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Peter Faricy             For       For          Management
1.2   Elect Director Nathaniel Anschuetz      For       For          Management
1.3   Elect Director Thomas McDaniel          For       Withhold     Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	August 25, 2023